Leases - Schedule of Annual Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 5,293
2022	5,192
2023	4,218
2024	2,808
2025	2,802
After 2025	16,106
Total lease payments	36,419
Less imputed interest	12,670
Total recorded lease liabilities	$ 23,749